Net Loss Attributable to Common Stockholders per Share (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Net Loss Attributable to Common Stockholders per Share
10. Net Income (Loss) Attributable to Common Stockholders per Share
We reported net income for the three months ended June 30, 2026 and net losses for the six months ended June 30, 2026 and for the three and six months ended June 30, 2025. For purposes of the diluted net income (loss) attributable to common stockholders per share calculation, outstanding stock options, common stock to be issued under the 2021 ESPP, and the conversion option derivative under the K2HV Loan Agreement are considered to be potentially dilutive securities; however, the following amounts were excluded from the weighted-average common stock outstanding in the calculation of diluted net income (loss) attributable to common stockholders per share because their effect would have been anti-dilutive:

	June 30,
	2026	2025
Outstanding stock options	8,206,431	10,461,702
Common stock to be issued under the 2021 ESPP	—	70,602
Common stock to be issued upon exercise of the K2HV Loan Agreement conversion feature	—	791,364
Total	8,206,431	11,323,668

15. Net Loss Attributable to Common Stockholders per Share
For purposes of the diluted net loss attributable to common stockholders per share calculation, outstanding stock options, the conversion option derivative under the K2HV Loan Agreement, common stock to be issued under the 2021 ESPP, and warrants to purchase common stock are considered to be potentially dilutive securities, however the following weighted-average amounts were excluded from the calculation of diluted net loss attributable to common stockholders per share because their effect would be anti-dilutive:

	December 31,
	2025	2024
Outstanding stock options	9,954,872	7,634,937
Warrants to purchase common stock	—	58,904
Common stock to be issued under the 2021 ESPP	85,368	67,445
Total	10,040,240	7,761,286

Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the applicable period. In computing diluted net loss per share, only potential shares of common stock that are dilutive are included. We considered each issue or series of issues of potential shares of common stock separately when determining whether potential shares of common stock are dilutive or anti-dilutive. We made such determination in sequence from the most dilutive to the least dilutive and concluded that the conversion option derivative under the K2HV Loan Agreement is dilutive to net loss per share for the years ended December 31, 2025 and 2024. Pursuant to FASB ASC Topic 260, Earnings Per Share, we applied the if-converted method to determine the effect of the conversion option derivative under the K2HV Loan Agreement on the diluted earnings per share calculations. Pursuant to such method, we adjusted the numerator for the gain recognized during each period in net loss due to the change in the fair value of the conversion option derivative liability under the K2HV Loan Agreement and the interest expense recognized during each period that is attributable to the portion of the term loan that is subject to the conversion option. We also increased the denominator to include the weighted-average number of additional shares of common stock that would have been outstanding if the conversion option derivative under the K2HV Loan Agreement were converted at the beginning of the period or at the inception of the K2HV Loan Agreement for the years ended December 31, 2025 and 2024, respectively. The following table summarizes the computations of basic and diluted net loss per share as presented in our consolidated statements of operations:

	Year Ended December 31,
	2025	2024
	(in thousands, except share and per share amounts)
Numerator
Net loss	$(60,822)	$(70,515)
Less: change in fair value of derivative liability	(2,070)	(1,621)
Plus: interest expense on converted term loan	776	493
Adjusted net loss	$(62,116)	$(71,643)
Denominator
Weighted-average common stock outstanding, basic	46,018,888	43,332,088
Dilutive effect of common stock issuable from assumed conversion of convertible term loan	791,364	527,576
Weighted-average common stock outstanding, diluted	46,810,252	43,859,664
Net loss per share
Basic	$(1.32)	$(1.63)
Diluted	$(1.33)	$(1.63)